Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments
as of September 30, 2025

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 98.8%
Hawaii — 98.4%
	Hawaii County, GO
$500	5.000%, 09/01/31	$568
800	5.000%, 09/01/37	915
650	5.000%, 09/01/38	735
525	5.000%, 09/01/40	573
500	5.000%, 09/01/44	537
1,060	4.000%, 09/01/42	1,039
	Hawaii County, Ser A, GO
115	5.000%, 09/01/35	123
345	5.000%, 09/01/36	352
500	4.000%, 09/01/35	501
170	4.000%, 09/01/36	174
1,500	4.000%, 09/01/40	1,496
	Hawaii County, Ser D, GO
850	4.000%, 09/01/31	864
	Hawaii State, Airports System Authority, Ser A, RB, AMT
390	5.000%, 07/01/31	408
1,000	5.000%, 07/01/36	1,075
1,735	5.000%, 07/01/43	1,755
525	5.000%, 07/01/47	537
2,000	5.000%, 07/01/48	2,011
2,000	5.000%, 07/01/51	2,025
2,800	4.000%, 07/01/39	2,710
	Hawaii State, Airports System Authority, Ser B, RB
1,225	5.000%, 07/01/36	1,405
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	107
495	5.000%, 07/01/33	541
410	5.000%, 07/01/34	445
2,000	5.000%, 07/01/42	2,158
1,000	4.000%, 07/01/37	1,011
260	4.000%, 07/01/39	260
	Hawaii State, Department of Budget & Finance, RB
2,700	5.000%, 07/01/28	2,869
3,450	5.000%, 07/01/29	3,744
215	5.000%, 07/01/30	238

September 30, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$2,300	5.000%, 07/01/31	$2,575
1,500	5.000%, 07/01/34	1,694
1,455	5.000%, 07/01/36	1,647
550	5.000%, 07/01/39	603
140	4.000%, 01/01/26	140
665	4.000%, 01/01/27	670
350	4.000%, 01/01/28	355
250	4.000%, 01/01/31	254
270	4.000%, 01/01/32	273
1,200	4.000%, 07/01/43	1,162
435	3.000%, 01/01/34	402
600	3.000%, 01/01/35	544
585	3.000%, 01/01/36	518
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
530	5.000%, 11/01/26	544
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, RB
50	5.000%, 11/01/25	50
680	5.000%, 11/01/29	711
500	5.000%, 11/01/30	522
350	5.000%, 11/01/31	365
	Hawaii State, Department of Hawaiian Home Lands, RB
75	5.000%, 04/01/26	76
335	5.000%, 04/01/29	346
910	5.000%, 04/01/30	940
960	5.000%, 04/01/31	990
800	5.000%, 04/01/32	824
40	3.000%, 04/01/32	40
	Hawaii State, Department of Transportation, Airports System, COP, AMT
2,075	5.000%, 08/01/28	2,077
	Hawaii State, Department of Transportation, RB, AMT
570	5.250%, 08/01/26	571
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
200	4.000%, 07/01/35	201
	Hawaii State, Harbor System Revenue, Ser C, RB
1,280	4.000%, 07/01/32	1,339
100	4.000%, 07/01/34	103
500	4.000%, 07/01/37	505
790	4.000%, 07/01/38	793
2,160	4.000%, 07/01/39	2,163

September 30, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$2,905	4.000%, 07/01/40	$2,898
	Hawaii State, Highway Revenue, RB
50	5.000%, 01/01/35	55
505	5.000%, 01/01/37	549
60	5.000%, 01/01/38	65
90	5.000%, 01/01/39	96
410	5.000%, 01/01/40	434
230	5.000%, 01/01/41	242
	Hawaii State, Highway Revenue, Ser A, RB
610	5.000%, 01/01/30	658
510	5.000%, 01/01/36	540
765	4.000%, 01/01/32	771
1,250	4.000%, 01/01/34	1,256
1,510	4.000%, 01/01/35	1,516
330	4.000%, 01/01/36	331
	Hawaii State, Housing Finance & Development, RB
2,520	3.300%, 12/01/29 (A)	2,546
	Hawaii State, Housing Finance & Development, Ser A, RB, FHLMC Insured
20	3.300%, 01/01/26	20
	Hawaii State, Housing Finance & Development, Ser A, RB
3,000	4.950%, 04/01/29	3,070
1,310	4.750%, 10/01/27	1,328
4,450	4.000%, 09/01/33	4,453
4,035	3.750%, 01/01/31	4,037
	Hawaii State, Ser ET, GO
40	5.000%, 10/01/25, Pre-Refunded @ 100 (B)	40
	Hawaii State, Ser EY, GO
35	5.000%, 10/01/27	35
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	50
1,070	3.000%, 04/01/32	1,068
	Hawaii State, Ser FG, GO
375	5.000%, 10/01/31	383
	Hawaii State, Ser FH, GO
295	4.000%, 10/01/31	298
	Hawaii State, Ser FK, GO
540	5.000%, 05/01/34	554
1,100	4.000%, 05/01/36	1,106
	Hawaii State, Ser FN-REF, GO
1,160	5.000%, 10/01/29	1,216
920	5.000%, 10/01/30	961

September 30, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser FT, GO
$260	5.000%, 01/01/30	$275
1,275	5.000%, 01/01/31	1,345
400	5.000%, 01/01/36	416
	Hawaii State, Ser FW, GO
625	5.000%, 01/01/33	670
2,110	5.000%, 01/01/39	2,201
650	4.000%, 01/01/37	660
	Honolulu Hawaii City & County, Board of Water Supply, RB
215	5.000%, 07/01/34	246
140	5.000%, 07/01/36	158
400	5.000%, 07/01/42	426
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
100	5.000%, 07/01/30	112
400	5.000%, 07/01/34	452
600	5.000%, 07/01/43	642
400	4.000%, 07/01/36	408
1,000	4.000%, 07/01/40	1,001
1,000	4.000%, 07/01/44	981
2,075	4.000%, 07/01/46	2,023
	Honolulu Hawaii City & County, GO
1,100	5.000%, 07/01/31	1,247
1,050	5.000%, 07/01/32	1,204
200	5.000%, 07/01/37	228
270	4.000%, 09/01/33	277
295	4.000%, 09/01/40	294
200	4.000%, 09/01/43	193
1,085	3.250%, 07/01/35	1,072
200	3.250%, 07/01/36	193
785	3.000%, 07/01/33	775
1,330	3.000%, 07/01/34	1,285
	Honolulu Hawaii City & County, RB, HUD SECT 8 Insured
3,565	5.000%, 06/01/27 (A)	3,612
	Honolulu Hawaii City & County, Ser A, GO
90	5.000%, 09/01/29	97
500	5.000%, 07/01/31	567
580	5.000%, 09/01/35	597
60	5.000%, 09/01/37	63
1,390	5.000%, 09/01/38	1,448
1,000	5.000%, 07/01/41	1,089
1,100	5.000%, 09/01/42	1,128

September 30, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,055	4.000%, 07/01/33	$1,111
810	4.000%, 07/01/34	844
1,220	4.000%, 09/01/37	1,225
1,035	4.000%, 07/01/41	1,037
	Honolulu Hawaii City & County, Ser B, GO
85	5.250%, 07/01/45	91
655	5.000%, 07/01/37	721
	Honolulu Hawaii City & County, Ser C, GO
945	5.000%, 08/01/34	1,018
1,060	5.000%, 07/01/38	1,133
1,000	5.000%, 08/01/44	1,028
620	5.000%, 07/01/45	640
1,000	4.000%, 10/01/32	1,010
2,175	4.000%, 10/01/33	2,195
80	4.000%, 07/01/39	79
500	4.000%, 08/01/39	497
725	4.000%, 07/01/40	723
170	3.000%, 10/01/28	170
	Honolulu Hawaii City & County, Ser F, GO
625	5.000%, 07/01/33	688
310	5.000%, 07/01/34	339
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,580	5.250%, 07/01/53	1,668
1,025	5.000%, 07/01/32	1,112
190	5.000%, 07/01/33	205
610	5.000%, 07/01/34	699
130	5.000%, 07/01/36	139
500	5.000%, 07/01/37	571
625	5.000%, 07/01/38	703
1,015	5.000%, 07/01/39	1,126
1,050	5.000%, 07/01/40	1,155
500	5.000%, 07/01/49	523
350	4.000%, 07/01/39	355
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
500	5.000%, 07/01/34	565
205	5.000%, 07/01/35	207
550	5.000%, 07/01/37	570
90	5.000%, 07/01/47	94
500	5.000%, 07/01/49	510
1,015	4.000%, 07/01/37	1,023

September 30, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,000	4.000%, 07/01/38	$1,003
500	4.000%, 07/01/42	491
1,000	4.000%, 07/01/44	942
2,990	4.000%, 07/01/49	2,758
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
1,000	5.250%, 07/01/40	1,132
750	5.250%, 07/01/50	804
240	5.000%, 07/01/35	243
1,000	5.000%, 07/01/42	1,084
170	4.000%, 07/01/32	171
	Kauai County, Community Facilities District, RB
1,300	5.000%, 05/15/49	1,243
1,000	5.000%, 05/15/51	949
	Kauai County, GO
175	5.000%, 08/01/26	179
175	5.000%, 08/01/27	183
140	5.000%, 08/01/28	146
255	5.000%, 08/01/30	282
1,000	5.000%, 08/01/31	1,132
1,515	5.000%, 08/01/32	1,733
1,270	5.000%, 08/01/33	1,464
390	5.000%, 08/01/37	399
375	4.000%, 08/01/32	382
135	4.000%, 08/01/33	137
20	3.000%, 08/01/38	18
	Maui County, GO
500	5.000%, 03/01/29	543
245	5.000%, 09/01/29	262
165	5.000%, 03/01/30	183
500	5.000%, 09/01/32	573
300	5.000%, 03/01/34	338
70	5.000%, 03/01/35	76
60	5.000%, 03/01/36	65
1,015	5.000%, 09/01/37	1,151
405	5.000%, 03/01/38	441
150	5.000%, 03/01/40	158
20	5.000%, 03/01/42	21
540	4.000%, 03/01/36	554
685	4.000%, 03/01/37	698
65	3.125%, 06/01/31	65
500	3.000%, 06/01/27	500

September 30, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$400	3.000%, 03/01/31	$402
160	3.000%, 09/01/33	158
	Maui County, RB
1,080	3.250%, 09/01/36	1,043
	University of Hawaii, Ser B, RB
1,030	3.000%, 10/01/28	1,035
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	734
325	4.000%, 10/01/33	339
100	3.000%, 10/01/30	100
750	3.000%, 10/01/36	700
	University of Hawaii, Ser E, RB
500	5.000%, 10/01/32	513
	University of Hawaii, Ser F, RB
600	5.000%, 10/01/33	625
2,425	5.000%, 10/01/35	2,515

		169,575

Oklahoma — 0.0%
	Oklahoma State, Development Finance Authority, RB
19	5.000%, 06/01/44	19

Wisconsin — 0.4%
	Public Finance Authority, RB
325	5.000%, 11/15/35	354
	Public Finance Authority, Ser A, RB
250	5.000%, 07/01/28 (C)	258

		612

TOTAL MUNICIPAL BONDS (Cost $173,554)		170,206

Shares
	CASH EQUIVALENT — 0.4%
	First American Treasury Obligations Fund, Cl X, 4.020% (D)
764,058	(Cost $764)	764

TOTAL INVESTMENTS (Cost $174,318) —99.2%		$170,970

Percentages are based on Net Assets of $172,336 (000).

September 30, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At September 30, 2025, these securities amounted to $258($ Thousands), representing 0.15% of net assets of the Fund.
(D)	The rate reported is the 7-day effective yield as of September 30, 2025.

AMT—Alternative Minimum Tax
Cl—Class
COP—Certificate of Participation
FHLMC— Federal Home Loan Mortgage Corporation
GO—General Obligation
HUD SECT 8— Department of Housing and Urban Development Section 8
RB—Revenue Bond
Ser—Series

Cost figures are shown in thousands.

BSF-QH-001-4500

September 30, 2025	www.bishopstreetfunds.com